Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Disclosed fair value	$ 1,856,536	$ 1,413,065
Fair value	16,477,037	41,620,702
Restricted cash	93,495,277	83,530,443	$ 59,873,127
Allowance for doubtful accounts	2,991,001	3,680,803
Notes receivable	183,230	346,202
Recognized impairment loss	6,061,289	24,135,226	942,591
Research and development	7,621,559	4,995,940	4,265,176
Government grants	$ 1,873,209	1,620,632	2,017,551
Description of segment	Segment Reporting, the Company’s chief operating decision maker (“CODM”), identified as the Company’s Chief Executive Officer, relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Company.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]
Number of reportable segments (in Segment) | Segment	1
Stock-based option expense	$ 1,025,646	1,584,443	3,476,058
Recognized impairment loss for goodwill	9,716,799		496,981
Amortization expenses for intangible assets	$ 1,293,744	1,639,744	1,489,657
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Current discount rate	1.10%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Current discount rate	1.80%
Finite-Lived Intangible Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment loss
Impairment loss of finite-lived intangible assets	$ 2,349,637	$ 0	$ 942,591